Nuveen Credit Strategies Income Fund
Portfolio of Investments October 31, 2022
(Unaudited)
JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 164.9%   (100.0% of Total Investments)
X
1,080,144,627 VARIABLE RATE SENIOR LOAN INTERESTS - 137.1% (83.1% of Total Investments) (2)
X 1,080,144,627
Aerospace & Defense - 1.7% (1.0% of Total Investments)
$ 11,939 TransDigm, Inc., Term Loan E 5.924% 3-Month LIBOR 2.250% 5/30/25 Ba3 $ 11,686,319
1,960 TransDigm, Inc., Term Loan G 5.924% 3-Month LIBOR 2.250% 8/22/24 Ba3 1,931,527
13,899 Total Aerospace & Defense 13,617,846
Airlines - 5.8% (3.5% of Total Investments)
3,896 AAdvantage Loyalty IP Ltd.,
Term Loan
8.993% 3-Month LIBOR 4.750% 4/20/28 Ba2 3,864,236
2,723 Air Canada, Term Loan B 6.421% 3-Month LIBOR 3.500% 8/11/28 Ba2 2,663,891
1,056 American Airlines, Inc., Term
Loan
5.412% 1-Month LIBOR 2.000% 12/14/23 Ba3 1,052,797
10,274 American Airlines, Inc., Term
Loan B
5.346% 1-Month LIBOR 1.750% 6/27/25 Ba3 9,738,955
3,201 American Airlines, Inc., Term
Loan, First Lien
5.504% 1-Month LIBOR 1.750% 1/29/27 Ba3 2,986,286
10,393 Kestrel Bidco Inc., Term Loan
B
5.993% 1-Month LIBOR 3.000% 12/11/26 BB- 9,128,420
12,024 Mileage Plus Holdings LLC,
Term Loan B
8.777% 3-Month LIBOR 5.250% 6/20/27 Baa3 12,299,683
3,940 United Airlines, Inc., Term
Loan B
8.108% 3-Month LIBOR 3.750% 4/21/28 Ba1 3,856,551
47,507 Total Airlines 45,590,819
Auto Components - 1.1% (0.6% of Total Investments)
7,607 Clarios Global LP, Term Loan
B
7.004% 1-Month LIBOR 3.250% 4/30/26 B1 7,413,733
1,055 DexKo Global Inc., Term
Loan B
7.476% 1 + 3 Month
LIBOR
3.750% 10/04/28 B1 961,659
8,662 Total Auto Components 8,375,392
Beverages - 1.3% (0.8% of Total Investments)
1,714 Arterra Wines Canada, Inc.,
Term Loan
7.142% 3-Month LIBOR 3.500% 11/25/27 B1 1,571,305
1,956 City Brewing Company, LLC,
Term Loan
6.814% 1-Month LIBOR 3.500% 4/05/28 B- 1,349,806
4,875 Sunshine Investments B.V.,
Term Loan
6.962% SOFR90A 4.250% 5/05/29 B+ 4,716,562
3,290 Triton Water Holdings, Inc,
Term Loan
7.174% 3-Month LIBOR 3.500% 3/31/28 B1 2,942,219
11,835 Total Beverages 10,579,892
Building Products - 2.0% (1.2% of Total Investments)
5,226 Chamberlain Group Inc, Term
Loan B
7.132% 1-Month LIBOR 3.500% 10/22/28 B 4,769,221
1,157 Cornerstone Building Brands,
Inc., Term Loan B
6.589% 1-Month LIBOR 3.250% 4/12/28 B 977,079
8,745 Quikrete Holdings, Inc., Term
Loan, First Lien
6.379% 1-Month LIBOR 2.625% 1/31/27 Ba2 8,504,319
996 Standard Industries Inc., Term
Loan B
6.675% 6-Month LIBOR 2.500% 9/22/28 BBB- 977,652
708 Zurn Holdings, Inc., Term
Loan B
5.754% 1-Month LIBOR 2.000% 10/04/28 BB 702,792
16,832 Total Building Products 15,931,063

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Capital Markets - 0.4% (0.3% of Total Investments)
$ 3,748 Astra Acquisition Corp., Term
Loan, First Lien
9.004% 1-Month LIBOR 5.250% 10/22/28 BB- $ 3,279,218
Chemicals - 2.4% (1.4% of Total Investments)
892 ASP Unifrax Holdings Inc,
Term Loan B
7.424% 3-Month LIBOR 3.750% 12/12/25 BB 822,164
6,664 Axalta Coating Systems US
Holdings Inc., Term Loan B3
5.424% 3-Month LIBOR 1.750% 6/01/24 BBB- 6,599,678
1,659 Diamond (BC) B.V., Term
Loan B
7.163% 1 + 3 Month
LIBOR
2.750% 9/29/28 Ba3 1,556,159
3,320 Discovery Purchaser
Corporation, Term Loan
7.967% SOFR90A 4.375% 8/03/29 B- 3,046,100
1,707 INEOS Styrolution US
Holding LLC, Term Loan B
6.504% 1-Month LIBOR 2.750% 1/29/26 BB+ 1,610,602
2,866 Ineos US Finance LLC, Term
Loan B
5.754% 1-Month LIBOR 2.000% 3/31/24 BBB- 2,847,243
458 Kraton Corporation, Term
Loan
6.718% SOFR90A 3.250% 3/15/29 BB 443,225
385 PMHC II, Inc., Term Loan B 8.494% SOFR90A 4.250% 2/03/29 B- 301,977
1,670 Trinseo Materials Operating
S.C.A., Term Loan, (DD1)
5.754% 1-Month LIBOR 2.000% 9/09/24 Ba2 1,565,907
19,621 Total Chemicals 18,793,055
Commercial Services & Supplies - 3.3% (2.0% of Total Investments)
2,519 Amentum Government
Services Holdings LLC, Term
Loan
7.382% SOFR90A 4.000% 2/07/29 B1 2,445,217
992 Anticimex International AB,
Term Loan B1
6.570% 3-Month LIBOR 3.500% 11/16/28 B 965,206
2,222 Covanta Holding
Corporation, Term Loan B
6.229% 1-Month LIBOR 2.500% 11/30/28 Ba1 2,196,607
167 Covanta Holding
Corporation, Term Loan C
6.229% 1-Month LIBOR 2.500% 11/30/28 Ba1 165,367
8,712 Garda World Security
Corporation, Term Loan B
7.240% 3-Month LIBOR 4.250% 10/30/26 BB+ 8,322,650
3,618 GFL Environmental Inc., Term
Loan
7.415% 3-Month LIBOR 3.000% 5/30/25 N/R 3,604,776
4,273 Intrado Corporation, Term
Loan, (DD1)
8.415% 3-Month LIBOR 4.000% 10/10/24 B2 3,777,641
1,443 Vertical US Newco Inc, Term
Loan B
6.871% 6-Month LIBOR 3.500% 7/31/27 B+ 1,372,833
1,632 West Corporation, Term Loan
B1, (DD1)
7.915% 3-Month LIBOR 3.500% 10/10/24 B2 1,431,403
1,481 WIN Waste Innovations
Holdings, Inc., Term Loan B
6.424% 3-Month LIBOR 2.750% 3/25/28 B+ 1,464,741
27,059 Total Commercial Services & Supplies 25,746,441
Communications Equipment - 2.4% (1.5% of Total Investments)
4,778 Avaya, Inc., Term Loan B 7.662% 1-Month LIBOR 4.250% 12/15/27 Caa2 2,320,100
1,024 CommScope, Inc., Term
Loan B
7.004% 1-Month LIBOR 3.250% 4/04/26 B1 979,388
3,287 Delta TopCo, Inc., Term Loan
B
6.832% 3-Month LIBOR 3.750% 12/01/27 B2 3,009,883
1,165 EOS Finco Sarl, Term Loan 9.612% CME Term
SOFR 3 Month
6.000% 8/03/29 B2 1,116,944
8,419 Maxar Technologies Ltd.,
Term Loan B
8.079% SOFR30A 4.350% 6/09/29 B+ 8,088,122
1,527 MLN US HoldCo LLC, Term
Loan, First Lien, (DD1)
8.252% 3-Month LIBOR 4.500% 11/30/25 B3 891,439

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Communications Equipment (continued)
$ 3,957 Riverbed Technology, Inc.,
Exit Term Loan, (cash 7.000%,
PIK 2.000%)
9.200% 1-Month LIBOR 6.000% 12/07/26 Caa1 $ 1,548,402
1,247 ViaSat, Inc., Term Loan 8.343% CME Term
SOFR 1 Month
4.500% 3/04/29 BB+ 1,191,551
25,404 Total Communications Equipment 19,145,829
Construction & Engineering - 0.5% (0.3% of Total Investments)
414 Aegion Corporation, Term
Loan
8.504% 1-Month LIBOR 4.750% 5/17/28 B 383,724
2,167 Centuri Group, Inc, Term
Loan B
5.570% Prime +
3-Month LIBOR
2.500% 8/27/28 Ba2 2,125,541
1,439 Osmose Utilities Services,
Inc., Term Loan
6.882% 1-Month LIBOR 3.250% 6/22/28 B 1,336,900
4,020 Total Construction & Engineering 3,846,165
Consumer Finance - 0.6% (0.4% of Total Investments)
5,168 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
5.504% 1-Month LIBOR 1.750% 4/30/28 BB+ 5,083,459
Containers & Packaging - 2.0% (1.2% of Total Investments)
4,354 Berry Global, Inc., Term Loan
Z
5.050% 3-Month LIBOR 1.750% 7/01/26 BBB- 4,298,092
1,282 Clydesdale Acquisition
Holdings Inc, Term Loan B
8.004% SOFR30A 4.175% 3/30/29 B 1,236,726
776 Klockner-Pentaplast of
America, Inc., Term Loan B
8.259% 6-Month LIBOR 4.750% 2/09/26 B 656,239
2,104 Reynolds Group Holdings
Inc. , Term Loan B
7.254% 1-Month LIBOR 3.500% 9/24/28 B+ 2,046,654
3,400 Reynolds Group Holdings
Inc. , Term Loan B2
7.004% 1-Month LIBOR 3.250% 2/05/26 B+ 3,314,126
4,083 TricorBraun Holdings, Inc.,
Term Loan
7.004% 1-Month LIBOR 3.250% 3/03/28 B2 3,877,103
15,999 Total Containers & Packaging 15,428,940
Diversified Consumer Services - 0.3% (0.2% of Total Investments)
2,333 Spin Holdco Inc., Term Loan 7.144% 3-Month LIBOR 4.000% 3/04/28 B- 2,062,665
Diversified Financial Services - 1.3% (0.8% of Total Investments)
2,067 Avaya, Inc., Term Loan B2 7.412% 1-Month LIBOR 4.000% 12/15/27 Caa2 1,004,633
4,884 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
5.239% 1-Month LIBOR 1.750% 1/15/25 Baa2 4,798,222
2,130 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
4.989% 1-Month LIBOR 1.500% 2/12/27 Baa2 2,082,010
3,519 Ditech Holding Corporation,
Term Loan(5)
0.000% N/A 0.000% 12/19/22 N/R 439,879
1,900 Trans Union, LLC, Term Loan
B6
6.004% 1-Month LIBOR 2.250% 12/01/28 BBB- 1,873,863
14,500 Total Diversified Financial Services 10,198,607
Diversified Telecommunication Services - 3.2% (1.9% of Total Investments)
1,297 Altice France S.A., Term Loan
B12
7.767% 3-Month LIBOR 3.688% 1/31/26 B 1,173,342
11,564 Altice France S.A., Term Loan
B13
6.905% 3-Month LIBOR 4.000% 8/14/26 B 10,633,950
189 CenturyLink, Inc., Term Loan
B
6.004% 1-Month LIBOR 2.250% 3/15/27 BB+ 176,701
2,139 Cincinnati Bell, Inc., Term
Loan B2
7.079% SOFR30A 3.250% 11/23/28 B+ 2,098,734

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Telecommunication Services (continued)
$ 1,681 Cyxtera DC Holdings, Inc.,
Term Loan B, (DD1)
7.360% 3-Month LIBOR 3.000% 5/01/24 B $ 1,446,606
3,525 Eagle Broadband
Investments LLC, Term Loan
6.688% 3-Month LIBOR 3.000% 11/12/27 B+ 3,400,830
5,589 Frontier Communications
Corp., Term Loan B
7.438% 3-Month LIBOR 3.750% 10/08/27 BB+ 5,304,786
982 Numericable Group SA, Term
Loan B11
7.165% 3-Month LIBOR 2.750% 7/31/25 B 894,530
26,966 Total Diversified Telecommunication Services 25,129,479
Electric Utilities - 0.3% (0.2% of Total Investments)
2,585 Talen Energy Supply, LLC,
Term Loan B, (WI/DD)(5)
TBD TBD TBD TBD N/R 2,615,710
2,585 Total Electric Utilities 2,615,710
Electrical Equipment - 0.0% (0.0% of Total Investments)
315 Vertiv Group Corporation,
Term Loan B
5.878% 1 + 6 Month
LIBOR
2.750% 3/02/27 BB- 303,753
Electronic Equipment, Instruments & Components - 0.8% (0.5% of Total Investments)
2,375 II-VI Incorporated, Term Loan
B
5.878% 1-Month LIBOR 2.750% 7/01/29 BBB- 2,318,594
4,424 Ingram Micro Inc., Term Loan
B
7.174% 3-Month LIBOR 3.500% 7/02/28 BB+ 4,288,515
6,799 Total Electronic Equipment, Instruments & Components 6,607,109
Entertainment - 1.4% (0.8% of Total Investments)
1,910 AMC Entertainment
Holdings, Inc. , Term Loan B
6.314% 1-Month LIBOR 3.000% 4/22/26 B- 1,363,233
7,729 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 2/28/25 D 2,522,901
562 Crown Finance US, Inc., Term
Loan B1
13.178% 6-Month LIBOR 8.250% 5/23/24 D 602,866
957 Diamond Sports Group, LLC,
Term Loan
11.208% SOFR30A 8.100% 5/19/26 B 924,084
2,559 Diamond Sports Group, LLC,
Term Loan, Second Lien
6.458% SOFR30A 3.350% 8/24/26 CCC+ 511,791
976 Lions Gate Capital Holdings
LLC, Term Loan B
6.004% 1-Month LIBOR 2.250% 3/24/25 Ba2 958,599
3,809 Springer Nature Deutschland
GmbH, Term Loan B18
6.674% 1-Month LIBOR 3.000% 8/14/26 BB+ 3,757,603
26 Univision Communications
Inc., Term Loan C5
6.504% 1-Month LIBOR 2.750% 3/15/24 B+ 26,028
18,528 Total Entertainment 10,667,105
Food & Staples Retailing - 0.3% (0.2% of Total Investments)
2,155 US Foods, Inc., Term Loan B 6.504% 1-Month LIBOR 2.750% 11/22/28 BB 2,126,227
Food Products - 1.0% (0.6% of Total Investments)
1,741 CHG PPC Parent LLC, Term
Loan
6.632% 1-Month LIBOR 3.000% 12/08/28 B1 1,689,013
1,955 Froneri International Ltd.,
Term Loan
6.004% 1-Month LIBOR 2.250% 1/31/27 B+ 1,891,365
2,847 H Food Holdings LLC, Term
Loan B
7.441% 1-Month LIBOR 3.688% 5/31/25 B2 2,408,577
659 H Food Holdings LLC, Term
Loan B3
8.754% 1-Month LIBOR 5.000% 5/31/25 B2 564,141
1,620 Sycamore Buyer LLC, Term
Loan B
6.090% 1-Month LIBOR 2.250% 7/22/29 BB+ 1,594,687
8,822 Total Food Products 8,147,783

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Equipment & Supplies - 5.2% (3.2% of Total Investments)
$ 11,920 Bausch & Lomb, Inc., Term
Loan
6.989% SOFR90A 3.250% 5/05/27 BB- $ 11,195,977
4,761 Carestream Health, Inc., Term
Loan
11.153% CME Term
SOFR 3 Month
+  SOFR90A
7.500% 9/30/27 B- 4,083,052
1,233 Embecta Corp, Term Loan B 6.553% SOFR90A 3.000% 1/27/29 Ba3 1,204,811
1,328 ICU Medical, Inc., Term Loan
B
5.785% SOFR30A +
SOFR90A +
CME Term
SOFR 2 Month
2.250% 12/14/28 BBB- 1,302,177
18,163 Medline Borrower, LP, Term
Loan B
7.004% 1-Month LIBOR 3.250% 10/21/28 BB- 16,732,415
7,454 Viant Medical Holdings, Inc.,
Term Loan, First Lien
7.504% 1-Month LIBOR 3.750% 7/02/25 B3 6,629,192
44,859 Total Health Care Equipment & Supplies 41,147,624
Health Care Providers & Services - 11.3% (6.9% of Total Investments)
361 ADMI Corp., Term Loan B2 7.129% 1-Month LIBOR 3.375% 12/23/27 B 323,170
4,950 AHP Health Partners, Inc.,
Term Loan B
7.254% 1-Month LIBOR 3.500% 8/23/28 B1 4,724,156
758 DaVita, Inc. , Term Loan B 5.504% 1-Month LIBOR 1.750% 8/12/26 BBB- 734,362
581 Element Materials
Technology Group US
Holdings Inc., Term Loan,
(WI/DD)
TBD TBD TBD TBD B1 565,222
2,395 Gainwell Acquisition Corp.,
Term Loan B
7.674% 3-Month LIBOR 4.000% 10/01/27 BB- 2,282,439
2,501 Global Medical Response,
Inc., Term Loan
8.004% 1-Month LIBOR 4.250% 3/14/25 B 1,949,152
10,880 Global Medical Response,
Inc., Term Loan B
7.378% 1-Month LIBOR 4.250% 10/02/25 B 8,484,562
818 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 810,646
6,162 National Mentor Holdings,
Inc., Term Loan
7.467% 1 + 3 Month
LIBOR
3.750% 3/02/28 B- 4,423,471
196 National Mentor Holdings,
Inc., Term Loan C
7.430% 3-Month LIBOR 3.750% 3/02/28 B- 141,047
3,343 Onex TSG Intermediate
Corp., Term Loan B
9.165% 3-Month LIBOR 4.750% 2/26/28 B 2,988,914
15,157 Parexel International
Corporation, Term Loan, First
Lien
7.004% 1-Month LIBOR 3.250% 11/15/28 B1 14,632,105
6,049 Phoenix Guarantor Inc, Term
Loan B
7.004% 1-Month LIBOR 3.250% 3/05/26 B1 5,819,092
4,055 Phoenix Guarantor Inc, Term
Loan B3
7.254% 1-Month LIBOR 3.500% 3/05/26 B1 3,905,561
140 Quorum Health Corporation,
Term Loan(5)
12.034% 3-Month LIBOR 8.250% 4/29/25 Caa1 96,029
15,858 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
8.165% 3-Month LIBOR 3.750% 11/16/25 B1 14,074,465
9,709 Select Medical Corporation,
Term Loan B
6.260% 1-Month LIBOR 2.500% 3/06/25 Ba2 9,467,563
12,860 Surgery Center Holdings,
Inc., Term Loan
7.070% 1-Month LIBOR 3.750% 8/31/26 B1 12,308,685
846 Team Health Holdings, Inc.,
Term Loan B
8.979% SOFR30A 5.250% 2/02/27 B 708,556
662 Team Health Holdings, Inc.,
Term Loan, First Lien
6.504% 1-Month LIBOR 2.750% 2/06/24 B 607,287
98,281 Total Health Care Providers & Services 89,046,484

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Technology - 0.4% (0.2% of Total Investments)
$ 454 Athenahealth, Inc., Term
Loan(6)
3.500% SOFR30A 3.500% 1/27/29 B+ $ 416,296
2,674 Athenahealth, Inc., Term
Loan B
6.967% SOFR30A 3.500% 1/27/29 B+ 2,450,007
3,128 Total Health Care Technology 2,866,303
Hotels - 1.5% (0.9% of Total Investments)
5,476 Crown Finance US Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD N/R 5,492,164
1,620 Entain Holdings Gibraltar Ltd,
Term Loan, (WI/DD)
TBD TBD TBD TBD Ba1 1,597,223
1,852 Penn National Gaming, Inc.,
Term Loan B
6.579% SOFR30A 2.750% 4/20/29 BB 1,827,779
3,065 Stars Group Holdings B.V.
(The), Term Loan B
6.781% CME Term
SOFR 3 Month
3.250% 7/04/28 BBB- 3,030,519
12,013 Total Hotels 11,947,685
Hotels, Restaurants & Leisure - 17.9% (10.8% of Total Investments)
344 Alterra Mountain Company,
Term Loan
7.254% 1-Month LIBOR 3.500% 8/17/28 B+ 336,904
2,805 Aramark Services, Inc., Term
Loan B3
5.504% 1-Month LIBOR 1.750% 3/11/25 BB+ 2,737,498
12,997 B.C. Unlimited Liability
Company, Term Loan B4
5.504% 1-Month LIBOR 1.750% 11/19/26 BB+ 12,665,745
11,913 Caesars Resort Collection,
LLC, Term Loan B, First Lien
6.504% 1-Month LIBOR 2.750% 12/22/24 B+ 11,800,615
841 Caesars Resort Collection,
LLC, Term Loan B1
7.254% 1-Month LIBOR 3.500% 7/20/25 B+ 834,603
2,640 Carnival Corporation, Term
Loan B
5.877% 6-Month LIBOR 3.000% 6/30/25 Ba2 2,484,835
2,220 Carnival Corporation, Term
Loan B
6.127% 6-Month LIBOR 3.250% 10/18/28 BB- 2,041,772
3,340 Churchill Downs
Incorporated, Term Loan B1
5.760% 1-Month LIBOR 2.000% 3/17/28 BBB- 3,245,467
3,213 ClubCorp Holdings, Inc.,
Term Loan B
6.424% 3-Month LIBOR 2.750% 9/18/24 B2 2,902,237
1,848 Crown Finance US, Inc., Term
Loan(6)
6.040% 12-Month
LIBOR
0.000% 5/31/23 CCC+ 566,717
1,040 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%)(5)
7.625% 3-Month LIBOR 7.000% 5/23/24 D 1,238,043
10,537 Delta 2 (LUX) S.a.r.l., Term
Loan
6.254% 1-Month LIBOR 2.500% 2/01/24 BB- 10,539,181
12,053 Equinox Holdings, Inc., Term
Loan, First Lien
6.674% 3-Month LIBOR 3.000% 3/08/24 CCC 8,897,192
14,895 Fertitta Entertainment, LLC,
Term Loan B
7.729% SOFR30A 4.000% 1/27/29 B 14,012,577
2,970 Hilton Grand Vacations
Borrower LLC, Term Loan B
6.754% 1-Month LIBOR 3.000% 8/02/28 BB+ 2,928,791
3,232 Hilton Worldwide Finance,
LLC, Term Loan B2
5.336% 1-Month LIBOR 1.750% 6/21/26 BBB- 3,179,305
4,863 IRB Holding Corp, Term Loan
B
6.208% SOFR30A 3.000% 12/15/27 B+ 4,745,438
4,880 IRB Holding Corp, Term Loan
B
6.504% 1-Month LIBOR 2.750% 2/05/25 B+ 4,816,560
5,634 Life Time Fitness Inc , Term
Loan B
7.820% 3-Month LIBOR 4.750% 12/15/24 B 5,568,080
4,303 Marriott Ownership Resorts,
Inc., Term Loan B
5.504% 1-Month LIBOR 1.750% 8/31/25 BB+ 4,170,658
3,103 NASCAR Holdings, Inc, Term
Loan B
6.254% 1-Month LIBOR 2.500% 10/18/26 BBB- 3,097,391

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 581 PCI Gaming Authority, Term
Loan
6.254% 1-Month LIBOR 2.500% 5/31/26 BBB- $ 575,231
1,531 Scientific Games Holdings LP,
Term Loan B
7.097% SOFR90A 3.500% 2/04/29 BB- 1,445,272
4,738 Scientific Games
International, Inc., Term Loan
6.402% SOFR30A 3.000% 4/07/29 BB 4,685,816
3,960 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
6.813% 1-Month LIBOR 3.000% 8/25/28 BB 3,872,128
11,433 Stars Group Holdings B.V.
(The), Term Loan
4.500% 3-Month LIBOR 2.250% 7/10/25 BBB 11,247,591
12,094 Station Casinos LLC, Term
Loan B
6.010% 1-Month LIBOR 2.250% 2/08/27 BB- 11,868,270
2,233 Twin River Worldwide
Holdings, Inc., Term Loan B
6.550% 3-Month LIBOR 3.250% 10/01/28 BB+ 2,081,138
417 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
6.510% 1-Month LIBOR 2.750% 5/16/25 B 407,991
1,788 Wyndham Hotels & Resorts,
Inc., Term Loan B
5.504% 1-Month LIBOR 1.750% 5/30/25 BBB- 1,780,797
148,446 Total Hotels, Restaurants & Leisure 140,773,843
Household Durables - 1.0% (0.6% of Total Investments)
381 AI Aqua Merger Sub Inc,
Term Loan, (WI/DD)
TBD TBD TBD TBD B3 355,890
1,679 AI Aqua Merger Sub Inc,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B3 1,565,915
3,192 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
6.858% SOFR30A 3.750% 7/30/28 B3 2,977,210
2,687 Serta Simmons Bedding, LLC,
Term Loan(5)
10.793% 1-Month LIBOR 7.500% 8/10/23 CCC+ 1,348,172
2,269 Weber-Stephen Products
LLC, Term Loan B
7.004% 1-Month LIBOR 3.250% 10/30/27 CCC+ 1,893,722
10,208 Total Household Durables 8,140,909
Independent Power And Renewable Electricity Prod - 0.2% (0.1% of Total Investments)
1,318 Vistra Operations Company
LLC, Term Loan B3, First Lien
5.333% 1-Month LIBOR 1.750% 12/31/25 BBB- 1,309,458
Insurance - 7.4% (4.5% of Total Investments)
16,562 Acrisure, LLC, Term Loan B 7.254% 1-Month LIBOR 3.500% 2/15/27 B 15,423,976
6,079 Alliant Holdings
Intermediate, LLC, Term Loan
B4
6.980% 1-Month LIBOR 3.500% 11/06/27 B 5,878,929
4,634 Asurion LLC, Term Loan B4,
Second Lien
9.004% 1-Month LIBOR 5.250% 1/15/29 B 3,251,516
1,259 Asurion LLC, Term Loan B7 6.754% 1-Month LIBOR 3.000% 11/03/24 Ba3 1,190,384
1,445 Asurion LLC, Term Loan B8 7.004% 1-Month LIBOR 3.250% 12/23/26 Ba3 1,287,578
5,234 Asurion LLC, Term Loan B9 7.004% 1-Month LIBOR 3.250% 7/31/27 Ba3 4,628,798
1,980 Broadstreet Partners, Inc.,
Term Loan B2
7.004% 1-Month LIBOR 3.250% 1/27/27 B1 1,903,285
901 Hub International Limited,
Term Loan B
7.380% 3-Month LIBOR 3.250% 4/25/25 B 886,449
14,203 Hub International Limited,
Term Loan B
6.995% 3-Month LIBOR 3.000% 4/25/25 B 13,950,252
245 Ryan Specialty Group, LLC,
Term Loan
6.829% SOFR30A 3.000% 9/01/27 BB- 242,320
7,755 USI, Inc., Term Loan 6.424% 3-Month LIBOR 2.750% 5/16/24 B1 7,676,349
1,945 USI, Inc., Term Loan B 6.924% 3-Month LIBOR 3.250% 12/02/26 B1 1,908,101
62,242 Total Insurance 58,227,937

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Interactive Media & Services - 0.5% (0.3% of Total Investments)
$ 1,333 Adevinta ASA, Term Loan B 6.674% 3-Month LIBOR 3.000% 6/25/28 BB+ $ 1,305,156
4,272 Rackspace Technology
Global, Inc., Term Loan B,
(DD1)
5.617% 3-Month LIBOR 2.750% 2/09/28 B1 2,729,018
5,605 Total Interactive Media & Services 4,034,174
Internet & Direct Marketing Retail - 0.7% (0.4% of Total Investments)
3,940 CNT Holdings I Corp, Term
Loan
7.239% SOFR90A 3.500% 11/08/27 B 3,845,440
242 Medical Solutions Holdings,
Inc., Term Loan
7.874% 3-Month LIBOR 3.500% 11/01/28 B1 233,501
1,501 Medical Solutions Holdings,
Inc., Term Loan, First Lien
7.174% 3-Month LIBOR 3.500% 11/01/28 B1 1,451,340
5,683 Total Internet & Direct Marketing Retail 5,530,281
IT Services - 4.4% (2.7% of Total Investments)
2,129 Ahead DB Holdings, LLC,
Term Loan B
7.430% 3-Month LIBOR 3.750% 10/16/27 B+ 2,081,913
2,490 Peraton Corp., Term Loan B 7.504% 1-Month LIBOR 3.750% 2/01/28 BB- 2,403,154
8,673 Sabre GLBL Inc., Term Loan B 5.754% 1-Month LIBOR 2.000% 2/22/24 Ba3 8,524,139
8,125 Syniverse Holdings, Inc., Term
Loan
10.553% SOFR90A 7.000% 5/10/29 B- 6,991,562
10,857 Tempo Acquisition LLC, Term
Loan B
6.729% CME Term
SOFR 1 Month
3.000% 8/31/28 BB- 10,731,514
4,009 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
6.212% 3-Month LIBOR 7.250% 2/28/25 B- 3,977,138
36,283 Total IT Services 34,709,420
Leisure Products - 1.1% (0.6% of Total Investments)
7,394 Hayward Industries, Inc.,
Term Loan
6.254% 1-Month LIBOR 2.500% 5/28/28 BB 6,967,338
1,344 SRAM, LLC , Term Loan B 6.162% 1 + 3 Month
LIBOR
2.750% 5/18/28 BB- 1,307,625
8,738 Total Leisure Products 8,274,963
Life Sciences Tools & Services - 0.9% (0.6% of Total Investments)
1,079 Avantor Funding, Inc., Term
Loan B5
6.004% 1-Month LIBOR 2.250% 11/06/27 BB+ 1,060,358
6,462 Curia Global, Inc., Term Loan 8.124% 3-Month LIBOR 3.750% 8/30/26 B2 5,938,708
204 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 202,265
7,745 Total Life Sciences Tools & Services 7,201,331
Machinery - 2.8% (1.7% of Total Investments)
5,427 Ali Group North America
Corporation, Term Loan B
5.843% 1-Month LIBOR 2.000% 10/13/28 Baa3 5,339,623
1,944 Alliance Laundry Systems
LLC, Term Loan B
7.409% 3-Month LIBOR 3.500% 10/08/27 B 1,880,405
12,224 Gardner Denver, Inc., Term
Loan B2
5.579% CME Term
SOFR 1 Month
1.750% 2/28/27 BB+ 11,991,976
1,322 Grinding Media Inc., Term
Loan B
7.516% 3-Month LIBOR 4.000% 10/12/28 B 1,139,923
1,481 Madison IAQ LLC, Term Loan 6.815% 3-Month LIBOR 3.250% 6/21/28 B 1,343,820
22,398 Total Machinery 21,695,747

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media - 12.7% (7.7% of Total Investments)
$ 3,656 ABG Intermediate Holdings 2
LLC, Term Loan B1
7.329% SOFR30A 3.500% 12/21/28 B1 $ 3,520,261
720 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
9.829% SOFR30A 6.000% 12/20/29 CCC+ 670,500
973 Altice Financing SA, Term
Loan, First Lien
6.829% 3-Month LIBOR 2.750% 1/31/26 B 915,785
1,975 Cable One, Inc., Term Loan
B4
5.754% 1-Month LIBOR 2.000% 5/03/28 BB+ 1,956,494
4,851 Cengage Learning, Inc., Term
Loan B
7.814% 3-Month LIBOR 4.750% 7/14/26 B 4,307,276
7,547 Charter Communications
Operating, LLC, Term Loan
B2
5.510% 1-Month LIBOR 1.750% 2/01/27 BBB- 7,428,405
401 Checkout Holding Corp., First
Out Term Loan
11.254% 1-Month LIBOR 7.500% 2/15/23 N/R 332,208
782 Checkout Holding Corp., Last
Out Term Loan, (cash 2.000,
PIK 9.500%)
7.127% 1-Month LIBOR 1.000% 8/15/23 N/R 234,805
12,513 Clear Channel Outdoor
Holdings, Inc., Term Loan B,
(DD1)
7.584% 1 + 3 Month
LIBOR
3.500% 8/21/26 B1 11,495,184
6,796 Cogeco Communications
Finance (USA), LP, Term Loan
B
5.754% 1-Month LIBOR 2.000% 1/04/25 BB 6,627,838
9,673 CSC Holdings, LLC, Term
Loan
5.662% 1-Month LIBOR 2.250% 1/15/26 BB- 9,395,258
973 CSC Holdings, LLC, Term
Loan B1
5.662% 1-Month LIBOR 2.250% 7/17/25 BB- 944,707
2,471 CSC Holdings, LLC, Term
Loan B5
5.912% 1-Month LIBOR 2.500% 4/15/27 BB- 2,352,103
8,620 DirecTV Financing, LLC, Term
Loan
8.754% 1-Month LIBOR 5.000% 8/02/27 BBB- 8,235,951
2,910 Fleet U.S. Bidco Inc., Term
Loan B
7.928% 1-Month LIBOR 3.000% 10/07/26 B+ 2,880,900
3,366 Gray Television, Inc., Term
Loan B
5.622% 1-Month LIBOR 2.500% 2/07/24 BB+ 3,368,759
4,280 Gray Television, Inc., Term
Loan C
5.628% 1-Month LIBOR 2.500% 1/02/26 BB+ 4,219,386
3,406 iHeartCommunications, Inc.,
Term Loan
6.754% 1-Month LIBOR 3.000% 5/01/26 BB- 3,225,670
3,960 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
8.068% 3 + 6 Month
LIBOR
4.750% 7/30/28 BB+ 3,679,830
410 Mission Broadcasting, Inc.,
Term Loan B
5.628% 1-Month LIBOR 2.500% 6/03/28 BBB- 404,348
1,122 Nexstar Broadcasting, Inc.,
Term Loan B4
6.254% 1-Month LIBOR 2.500% 9/18/26 BBB- 1,113,008
740 Outfront Media Capital LLC,
Term Loan B
5.504% 1-Month LIBOR 1.750% 11/18/26 Ba1 708,472
675 Radiate Holdco, LLC, Term
Loan B
7.004% 1-Month LIBOR 3.250% 9/25/26 B1 620,146
8,798 Virgin Media Bristol LLC,
Term Loan N
5.912% 1-Month LIBOR 2.500% 1/31/28 BB+ 8,638,580
12,926 Ziggo Financing Partnership,
Term Loan I
5.912% 1-Month LIBOR 2.500% 4/30/28 BB 12,617,363
104,544 Total Media 99,893,237

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Multiline Retail - 0.1% (0.0% of Total Investments)
$ 328 Belk, Inc., Term Loan 10.480% 3-Month LIBOR 7.500% 7/31/25 B- $ 290,637
1,563 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 4.000% 7/31/25 CCC- 290,600
1,891 Total Multiline Retail 581,237
Oil, Gas & Consumable Fuels - 3.4% (2.1% of Total Investments)
13,348 Buckeye Partners, L.P., Term
Loan B
5.365% 1-Month LIBOR 2.250% 11/01/26 BBB- 13,214,247
322 EG America LLC, Term Loan 7.674% 3-Month LIBOR 4.000% 2/05/25 B- 293,072
3,898 EG Group Limited, Term
Loan B
7.674% 3-Month LIBOR 4.000% 2/05/25 B- 3,545,681
2,500 Freeport LNG Investments,
LLLP, Term Loan A
5.802% 3-Month LIBOR 3.000% 11/16/26 N/R 2,347,706
2,521 Gulf Finance, LLC, Term Loan 10.225% 1-Month LIBOR 6.750% 8/25/26 B 2,045,725
710 M6 ETX Holdings II Midco
LLC, Term Loan B
8.067% CME Term
SOFR 1 Month
4.500% 8/11/29 B+ 706,599
1,608 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
11.754% 1-Month LIBOR 8.000% 8/27/26 B 1,602,694
2,977 TransMontaigne Operating
Company L.P., Term Loan B
7.031% 1-Month LIBOR 3.500% 11/05/28 BB 2,883,828
27,884 Total Oil, Gas & Consumable Fuels 26,639,552
Personal Products - 1.5% (0.9% of Total Investments)
1,003 Conair Holdings, LLC, Term
Loan B
7.424% 3-Month LIBOR 3.750% 5/17/28 B- 850,666
6,507 Coty Inc., Term Loan B 5.448% 1-Month LIBOR 2.250% 4/05/25 BB- 6,372,743
4 kdc/one Development
Corporation, Inc., Term Loan
B
6.865% 1-Month LIBOR 3.750% 12/21/25 N/R 4,158
– (7) Kronos Acquisition Holdings
Inc., Term Loan B
6.820% 3-Month LIBOR 3.750% 12/22/26 B2 26
14,782 Revlon Consumer Products
Corporation, Term Loan B(5)
5.576% 6-Month LIBOR 3.500% 9/07/23 N/R 4,711,780
22,296 Total Personal Products 11,939,373
Pharmaceuticals - 1.9% (1.1% of Total Investments)
2,265 Bausch Health Companies
Inc., Term Loan B
8.624% CME Term
SOFR 1 Month
5.250% 1/27/27 B 1,702,007
246 Catalent Pharma Solutions
Inc., Term Loan B3
5.625% 1-Month LIBOR 2.000% 2/22/28 BBB- 243,996
4,921 Jazz Financing Lux S.a.r.l.,
Term Loan
7.254% 1-Month LIBOR 3.500% 5/05/28 BB+ 4,870,916
4,566 Mallinckrodt International
Finance S.A., Term Loan,
(DD1)
8.733% 3-Month LIBOR 5.250% 9/30/27 B3 3,737,920
2,793 Organon & Co, Term Loan 6.188% 3-Month LIBOR 3.000% 6/02/28 BB 2,731,707
1,637 Perrigo Investments, LLC,
Term Loan B
6.329% SOFR30A 2.500% 4/05/29 Baa3 1,618,482
16,428 Total Pharmaceuticals 14,905,028
Professional Services - 2.5% (1.5% of Total Investments)
906 CHG Healthcare Services Inc.,
Term Loan
7.624% 3-Month LIBOR 3.250% 9/30/28 B1 880,939
2,917 Creative Artists Agency, LLC ,
Term Loan B
7.504% 1-Month LIBOR 3.750% 11/26/26 B 2,894,715
171 Dun & Bradstreet
Corporation (The), Term Loan
6.846% 1-Month LIBOR 3.250% 2/08/26 BB+ 168,831
1,053 Physician Partners LLC, Term
Loan
7.829% SOFR30A 4.000% 2/01/29 B 998,518

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Professional Services (continued)
$ 750 R1 RCM, Inc., Term Loan B 6.729% SOFR30A 3.000% 5/12/29 BBB- $ 746,250
13,051 Trans Union, LLC, Term Loan
B5
5.504% 1-Month LIBOR 1.750% 11/13/26 BBB- 12,767,724
1,481 Verscend Holding Corp.,
Term Loan B
7.754% 1-Month LIBOR 4.000% 8/27/25 BB- 1,465,386
20,329 Total Professional Services 19,922,363
Real Estate Management & Development - 0.9% (0.6% of Total Investments)
5,502 Brookfield Property REIT Inc.,
Term Loan B, First Lien
6.249% SOFR30A 2.500% 8/24/25 BB+ 5,385,944
1,950 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
6.504% 1-Month LIBOR 2.750% 8/21/25 BB 1,911,341
7,452 Total Real Estate Management & Development 7,297,285
Road & Rail - 0.3% (0.2% of Total Investments)
2,123 Hertz Corporation, (The),
Term Loan B
7.004% 1-Month LIBOR 3.250% 6/30/28 BB+ 2,051,713
405 Hertz Corporation, (The),
Term Loan C
7.004% 1-Month LIBOR 3.250% 6/30/28 BB+ 391,167
2,528 Total Road & Rail 2,442,880
Semiconductors & Semiconductor Equipment - 0.7% (0.4% of Total Investments)
1,211 Bright Bidco B.V., Term Loan 10.903% CME Term
SOFR 3 Month
8.000% 2/28/23 Ba1 1,222,833
10,335 Bright Bidco B.V., Term Loan
B(5)
0.000% N/A 0.000% 6/30/24 D 3,483,704
1,026 Entegris, Inc., Term Loan B 6.163% SOFR30A + 3
Month LIBOR
3.000% 7/06/29 Baa3 1,022,712
12,572 Total Semiconductors & Semiconductor Equipment 5,729,249
Software - 17.6% (10.7% of Total Investments)
1,845 Apttus Corporation, Term
Loan
8.665% 3-Month LIBOR 4.250% 5/06/28 BB 1,701,348
2,131 Avaya, Inc., Term Loan 13.376% SOFR30A 10.000% 12/15/27 Caa2 1,350,521
5,308 Banff Merger Sub Inc, Term
Loan
7.504% 1-Month LIBOR 3.750% 10/02/25 B2 5,114,442
1,007 CCC Intelligent Solutions Inc.,
Term Loan B
6.004% 1-Month LIBOR 2.250% 9/21/28 B+ 988,922
4,670 CDK Global, Inc., Term Loan
B
8.112% SOFR90A 4.500% 6/09/29 B+ 4,582,438
2,870 Ceridian HCM Holding Inc.,
Term Loan B
6.254% 1-Month LIBOR 2.500% 4/30/25 B+ 2,781,979
4,000 DTI Holdco, Inc., Term Loan 8.844% SOFR90A 4.750% 4/21/29 B2 3,708,000
3,025 Dynatrace LLC, Term Loan,
First Lien
6.004% 1-Month LIBOR 2.250% 8/23/25 BB+ 3,010,326
12,610 Emerald TopCo Inc, Term
Loan
7.254% 1-Month LIBOR 3.500% 7/25/26 B2 11,813,994
9,874 Epicor Software Corporation,
Term Loan
7.004% 1-Month LIBOR 3.250% 7/31/27 B2 9,422,235
6,654 Finastra USA, Inc., Term Loan,
First Lien
6.871% 3-Month LIBOR 3.500% 6/13/24 B+ 6,042,210
5,318 Greeneden U.S. Holdings II,
LLC, Term Loan B4
7.754% 1-Month LIBOR 4.000% 12/01/27 B2 5,196,467
6,965 Informatica LLC, Term Loan B 6.563% 1-Month LIBOR 2.750% 10/14/28 BB- 6,801,009
2,883 MA FinanceCo., LLC, Term
Loan B
7.418% 3-Month LIBOR 4.250% 6/05/25 BB+ 2,877,450
4,344 McAfee, LLC, Term Loan B 6.870% SOFR30A 3.750% 2/03/29 BB+ 3,989,619
9,000 NortonLifeLock Inc., Term
Loan B
5.829% SOFR30A 2.000% 1/28/29 BBB- 8,801,280

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 2,083 Polaris Newco LLC, Term
Loan B
7.754% 1-Month LIBOR 4.000% 6/04/28 B2 $ 1,908,825
739 Project Ruby Ultimate Parent
Corp., Term Loan
7.004% 1-Month LIBOR 3.250% 3/10/28 B 697,483
2,232 Proofpoint, Inc., Term Loan,
First Lien
6.320% 3-Month LIBOR 3.250% 8/31/28 BB- 2,129,036
1,072 RealPage, Inc, Term Loan,
First Lien
6.754% 1-Month LIBOR 3.000% 4/22/28 B+ 1,009,785
5,343 Seattle Spinco, Inc., Term
Loan B3
6.504% 1-Month LIBOR 2.750% 6/21/24 BB+ 5,299,504
4,267 Seattle Spinco, Inc., Term
Loan B5
7.591% SOFR30A 4.000% 1/14/27 BB+ 4,237,939
9,937 Sophia, L.P., Term Loan B 7.174% 3-Month LIBOR 3.500% 10/07/27 B2 9,581,093
2,767 SS&C European Holdings
Sarl, Term Loan B4
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ 2,715,448
3,408 SS&C Technologies Inc., Term
Loan B3
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ 3,344,990
7,657 Ultimate Software Group Inc
(The), Term Loan
6.998% 3-Month LIBOR 3.250% 5/03/26 B1 7,405,867
14,550 Ultimate Software Group Inc
(The), Term Loan B
7.504% 1-Month LIBOR 3.750% 5/03/26 B1 14,182,903
1,684 Vision Solutions, Inc., Term
Loan
8.358% 3-Month LIBOR 4.000% 5/28/28 B2 1,450,938
6,427 Zelis Healthcare Corporation,
Term Loan
7.254% 1-Month LIBOR 3.500% 9/30/26 B 6,348,488
144,670 Total Software 138,494,539
Specialty Retail - 4.1% (2.5% of Total Investments)
1,293 Academy, Ltd., Term Loan 6.878% 1-Month LIBOR 3.750% 11/06/27 BB 1,277,667
1,536 Avis Budget Car Rental, LLC,
Term Loan B
5.510% 1-Month LIBOR 1.750% 8/06/27 BB+ 1,486,130
2,546 Avis Budget Car Rental, LLC,
Term Loan C
7.329% SOFR30A 3.500% 3/15/29 BB+ 2,528,366
761 Driven Holdings, LLC, Term
Loan B
3.517% 3-Month LIBOR 3.000% 12/17/28 B2 740,243
3,765 Jo-Ann Stores, Inc., Term
Loan B1, (DD1)
9.077% 3-Month LIBOR 4.750% 6/30/28 B- 2,557,346
2,834 LBM Acquisition LLC, Term
Loan B
7.121% 6-Month LIBOR 3.750% 12/18/27 B+ 2,440,919
1,075 Les Schwab Tire Centers,
Term Loan B
6.580% 3-Month LIBOR 3.250% 11/02/27 B 1,046,545
16,156 PetSmart, Inc., Term Loan B 7.500% 1-Month LIBOR 3.750% 2/12/28 BB- 15,586,746
3,960 Restoration Hardware, Inc.,
Term Loan B
6.254% 1-Month LIBOR 2.500% 10/15/28 BB 3,713,985
759 SRS Distribution Inc., Term
Loan
7.329% CME Term
SOFR 1 Month
3.500% 6/04/28 B- 707,067
34,685 Total Specialty Retail 32,085,014
Textiles, Apparel & Luxury Goods - 0.4% (0.3% of Total Investments)
3,209 Birkenstock GmbH & Co. KG,
Term Loan B
5.098% 6-Month LIBOR 3.250% 4/28/28 BB- 3,057,732
640 New Trojan Parent, Inc., Term
Loan, First Lien
6.784% 1-Month LIBOR 3.250% 1/06/28 B- 484,679
3,849 Total Textiles, Apparel & Luxury Goods 3,542,411

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Trading Companies & Distributors - 1.9% (1.1% of Total Investments)
$ 13,654 Core & Main LP, Term Loan B 6.756% 1 + 6 Month
LIBOR
2.500% 6/10/28 B+ $ 13,351,296
1,477 Resideo Funding Inc., Term
Loan
5.288% 3-Month LIBOR 2.250% 2/12/28 BBB- 1,458,115
9 Univar Solutions USA Inc.,
Term Loan B6
5.504% 1-Month LIBOR 1.750% 6/03/28 BBB- 8,487
15,140 Total Trading Companies & Distributors 14,817,898
Transportation Infrastructure - 0.5% (0.3% of Total Investments)
2,207 Brown Group Holding, LLC,
Term Loan B
6.254% 1-Month LIBOR 2.500% 4/22/28 B+ 2,149,956
1,800 Brown Group Holding, LLC,
Term Loan B2
7.419% SOFR30A 3.750% 6/09/29 B+ 1,786,500
4,007 Total Transportation Infrastructure 3,936,456
Wireless Telecommunication Services - 1.2% (0.8% of Total Investments)
1,481 GOGO Intermediate
Holdings LLC, Term Loan B
8.165% 3-Month LIBOR 3.750% 4/30/28 B+ 1,458,291
7,068 Intelsat Jackson Holdings
S.A., Term Loan B
7.445% SOFR180A 4.500% 1/27/29 BB- 6,829,094
1,481 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
7.145% SOFR30A 3.750% 6/02/28 B 1,448,004
10,030 Total Wireless Telecommunication Services 9,735,389
$ 1,178,009 Total Variable Rate Senior Loan Interests (cost $1,161,157,899) 1,080,144,627
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 200,105,361 CORPORATE BONDS - 25.4% (15.4% of Total Investments)
X 200,105,361
Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 2,963 TransDigm Inc 4.625% 1/15/29 B- $ 2,523,083
Airlines - 1.1% (0.7% of Total Investments)
1,975 Delta Air Lines Inc (8) 3.750% 10/28/29 Baa3 1,626,571
4,750 Mileage Plus Holdings LLC / Mileage Plus Intellectual
Property Assets Ltd, 144A (8)
6.500% 6/20/27 Baa3 4,695,874
1,201 United Airlines Inc, 144A (8) 4.375% 4/15/26 Ba1 1,096,102
1,623 United Airlines Inc, 144A (8) 4.625% 4/15/29 Ba1 1,388,136
9,549 Total Airlines 8,806,683
Auto Components - 0.6% (0.4% of Total Investments)
2,699 Clarios Global LP / Clarios US Finance Co, 144A (8) 6.250% 5/15/26 B1 2,611,283
1,970 Dana Financing Luxembourg Sarl, 144A (8) 5.750% 4/15/25 BB+ 1,915,527
4,669 Total Auto Components 4,526,810
Capital Markets - 0.1% (0.1% of Total Investments)
1,000 LPL Holdings Inc, 144A (8) 4.625% 11/15/27 BB 920,971
Chemicals - 0.2% (0.1% of Total Investments)
2,138 Rayonier AM Products Inc, 144A (8) 7.625% 1/15/26 B+ 1,858,499
Commercial Services & Supplies - 1.0% (0.6% of Total Investments)
1,200 GFL Environmental Inc, 144A (8) 5.125% 12/15/26 BB- 1,142,256
2,650 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (8)
6.250% 1/15/28 B- 2,435,311
2,316 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (8)
5.750% 4/15/26 BB- 2,254,277

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JQC
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Commercial Services & Supplies (continued)
$ 2,500 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (8)
3.375% 8/31/27 BB- $ 2,163,728
8,666 Total Commercial Services & Supplies 7,995,572
Communications Equipment - 2.2% (1.4% of Total Investments)
20,424 Avaya Inc, 144A (8) 6.125% 9/15/28 Caa2 8,581,961
2,250 Commscope Inc, 144A (8) 8.250% 3/01/27 CCC+ 1,997,553
1,975 Commscope Inc, 144A (8) 4.750% 9/01/29 B1 1,670,523
6,750 CommScope Technologies LLC, 144A (8) 5.000% 3/15/27 CCC+ 5,464,867
31,399 Total Communications Equipment 17,714,904
Containers & Packaging - 0.1% (0.1% of Total Investments)
1,190 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A (8)
4.375% 9/30/28 B+ 1,041,250
Diversified Telecommunication Services - 1.1% (0.7% of Total Investments)
2,000 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 1,558,030
1,978 Frontier Communications Holdings LLC, 144A (8) 6.000% 1/15/30 BB- 1,546,796
6,313 Frontier Communications Holdings LLC, 144A (8) 5.875% 10/15/27 BB+ 5,806,863
10,291 Total Diversified Telecommunication Services 8,911,689
Electric Utilities - 0.3% (0.2% of Total Investments)
3,750 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 4,688
1,940 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 1,699,170
970 PG&E Corp 5.000% 7/01/28 BB 874,256
6,660 Total Electric Utilities 2,578,114
Electronic Equipment, Instruments & Components - 0.3% (0.2% of Total Investments)
3,206 Imola Merger Corp, 144A (8) 4.750% 5/15/29 BB+ 2,764,213
Entertainment - 1.0% (0.6% of Total Investments)
10,390 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A (8)
10.000% 6/15/26 CCC- 5,506,700
4,040 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
5.375% 8/15/26 CCC+ 808,000
5,750 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
6.625% 8/15/27 CCC- 280,312
2,000 Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 B- 1,517,980
22,180 Total Entertainment 8,112,992
Food & Staples Retailing - 0.5% (0.3% of Total Investments)
4,000 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A (8)
4.625% 1/15/27 BB 3,706,840
Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
1,975 Mozart Debt Merger Sub Inc, 144A (8) 3.875% 4/01/29 BB- 1,613,575
Health Care Providers & Services - 2.1% (1.3% of Total Investments)
4,750 Legacy LifePoint Health LLC, 144A (8) 4.375% 2/15/27 B1 3,745,266
6,481 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 4,140,452
1,201 Tenet Healthcare Corp, 144A (8) 4.875% 1/01/26 BB- 1,134,945
8,500 Tenet Healthcare Corp, 144A (8) 6.125% 10/01/28 B+ 7,356,750
20,932 Total Health Care Providers & Services 16,377,413
Hotels, Restaurants & Leisure - 1.1% (0.6% of Total Investments)
1,193 BC ULC / New Red Finance Inc, 144A (8) 3.500% 2/15/29 BB+ 999,138
5,692 BC ULC / New Red Finance Inc, 144A (8) 4.000% 10/15/30 B+ 4,646,095
1,623 Caesars Entertainment Inc, 144A (8) 6.250% 7/01/25 B1 1,583,613

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 1,201 Life Time Inc, 144A (8) 5.750% 1/15/26 B $ 1,116,930
9,709 Total Hotels, Restaurants & Leisure 8,345,776
Independent Power Producers & Energy Traders - 0.7% (0.4% of Total Investments)
3,890 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R 3,990,964
1,305 Ziggo Bond Co BV, 144A (8) 6.000% 1/15/27 B- 1,174,107
5,195 Total Independent Power Producers & Energy Traders 5,165,071
Insurance - 0.1% (0.0% of Total Investments)
625 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A (8)
4.250% 10/15/27 B 562,575
Interactive Media & Services - 0.4% (0.2% of Total Investments)
4,391 Rackspace Technology Global Inc, 144A (8) 3.500% 2/15/28 B1 2,899,652
Internet Software & Services - 0.4% (0.2% of Total Investments)
7,566 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 3,184,832
IT Services - 0.3% (0.2% of Total Investments)
2,988 Ahead DB Holdings LLC, 144A (8) 6.625% 5/01/28 CCC+ 2,426,465
Media - 3.0% (1.8% of Total Investments)
3,000 Clear Channel Outdoor Holdings Inc, 144A (8) 5.125% 8/15/27 B1 2,700,000
3,675 Clear Channel Outdoor Holdings Inc, 144A (8) 7.750% 4/15/28 CCC 2,998,984
8,521 CSC Holdings LLC, 144A (8) 3.375% 2/15/31 BB- 6,177,725
5,000 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A (8)
5.875% 8/15/27 BBB- 4,503,000
18 iHeartCommunications Inc 6.375% 5/01/26 BB- 16,945
2,799 McGraw-Hill Education Inc, 144A (8) 5.750% 8/01/28 BB+ 2,464,519
6,006 VZ Secured Financing BV, 144A (8) 5.000% 1/15/32 BB 4,787,323
29,019 Total Media 23,648,496
Metals & Mining - 0.5% (0.3% of Total Investments)
2,120 First Quantum Minerals Ltd, 144A (8) 6.875% 10/15/27 B+ 1,971,234
2,000 First Quantum Minerals Ltd, 144A (8) 6.500% 3/01/24 B+ 1,961,356
4,120 Total Metals & Mining 3,932,590
Oil, Gas & Consumable Fuels - 2.3% (1.4% of Total Investments)
2,000 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A (8)
8.125% 1/15/27 B- 1,892,888
2,000 Citgo Petroleum Corp, 144A (8) 7.000% 6/15/25 BB 1,969,300
1,450 Gulfport Energy Corp, 144A (8) 8.000% 5/17/26 BB- 1,445,650
3,201 Hilcorp Energy I LP / Hilcorp Finance Co, 144A (8) 6.250% 11/01/28 BB+ 3,008,940
1,000 Matador Resources Co 5.875% 9/15/26 BB- 982,500
1,201 MEG Energy Corp, 144A (8) 5.875% 2/01/29 BB- 1,146,535
6,503 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A (8)
7.500% 2/01/26 B+ 5,882,864
500 NGL Energy Partners LP / NGL Energy Finance Corp (8) 6.125% 3/01/25 Caa1 390,000
500 NGL Energy Partners LP / NGL Energy Finance Corp (8) 7.500% 11/01/23 Caa1 487,500
750 NGL Energy Partners LP / NGL Energy Finance Corp (8) 7.500% 4/15/26 Caa1 546,638
485 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB- 479,849
19,590 Total Oil, Gas & Consumable Fuels 18,232,664
Pharmaceuticals - 1.0% (0.6% of Total Investments)
1,000 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A (5) 5.875% 10/15/24 N/R 790,190
913 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A (5) 6.000% 6/30/28 N/R 41,085
7,000 Horizon Therapeutics USA Inc, 144A (8) 5.500% 8/01/27 Ba2 6,737,500

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JQC
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Pharmaceuticals (continued)
$ 362 Par Pharmaceutical Inc, 144A (5) 7.500% 4/01/27 N/R $ 276,717
9,275 Total Pharmaceuticals 7,845,492
Professional Services - 0.3% (0.2% of Total Investments)
2,000 Verscend Escrow Corp, 144A (8) 9.750% 8/15/26 CCC+ 2,006,080
Software - 0.4% (0.2% of Total Investments)
1,750 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 1,447,378
1,500 SS&C Technologies Inc, 144A (8) 5.500% 9/30/27 B+ 1,394,687
3,250 Total Software 2,842,065
Specialty Retail - 2.2% (1.3% of Total Investments)
3,900 Academy Ltd, 144A (8) 6.000% 11/15/27 BB 3,661,125
1,000 Hertz Corp, 144A 5.000% 12/01/29 B+ 792,150
9,515 Hertz Corp, 144A (8) 4.625% 12/01/26 B+ 8,111,537
3,945 Michaels Cos Inc/The, 144A 7.875% 5/01/29 Caa1 2,199,338
1,188 PetSmart Inc / PetSmart Finance Corp, 144A (8) 4.750% 2/15/28 BB- 1,084,513
675 PetSmart Inc / PetSmart Finance Corp, 144A (8) 7.750% 2/15/29 B3 633,798
545 Staples Inc, 144A (8) 7.500% 4/15/26 B 473,376
20,768 Total Specialty Retail 16,955,837
Trading Companies & Distributors - 0.6% (0.4% of Total Investments)
6,000 Air Lease Corp (8) 3.000% 2/01/30 BBB 4,668,230
Wireless Telecommunication Services - 1.0% (0.6% of Total Investments)
4,000 Hughes Satellite Systems Corp (8) 5.250% 8/01/26 BBB- 3,818,360
5,180 Vmed O2 UK Financing I PLC, 144A (8) 4.250% 1/31/31 BB+ 4,118,568
9,180 Total Wireless Telecommunication Services 7,936,928
$ 264,494 Total Corporate Bonds (cost $234,794,065) 200,105,361
Shares Description (1) Value
X 15,450,053 COMMON STOCKS - 1.9% (1.2% of Total Investments)
X 15,450,053
Diversified Consumer Services - 0.1% (0.1% of Total Investments)
41,905 Cengage Learning Holdings II Inc (9) $ 513,336
Energy Equipment & Services - 0.5% (0.3% of Total Investments)
31,033 Quarternorth Energy Holding Inc (9) 3,754,993
31,358 Vantage Drilling International (9) 548,765
Total Energy Equipment & Services 4,303,758
Health Care - 0.5% (0.3% of Total Investments)
242,758 Onex Carestream Finance LP (9) 3,519,991
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
211,860 Millennium Health LLC (9),(10) 31,567
198,883 Millennium Health LLC (9),(10) 9,746
Total Health Care Providers & Services 41,313
Independent Power And Renewable Electricity Prod - 0.8% (0.5% of Total Investments)
80,962 Energy Harbor Corp (9),(11) 6,513,393
Internet & Direct Marketing Retail - 0.0% (0.0% of Total Investments)
9,796 Catalina Marketing Corp (9) 1,714
Media - 0.0% (0.0% of Total Investments)
8 Cumulus Media Inc, Class A (9) 59

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Shares Description (1) Value
Multiline Retail - 0.0% (0.0% of Total Investments)
196 Belk Inc (9) $ 1,666
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
5,773 California Resources Corp 260,420
Professional Services - 0.0% (0.0% of Total Investments)
164,471 Skillsoft Corp (9) 294,403
Total Common Stocks (cost $20,422,911) 15,450,053
Shares Description (1) Value
X 2,805,611 WARRANTS - 0.3% (0.2% of Total Investments)
X 2,805,611
Energy Equipment & Services - 0.3% (0.2% of Total Investments)
17,602 Quarternorth Energy Holding Inc $ 2,129,842
37,801 Quarternorth Energy Holding Inc 302,408
72,802 Quarternorth Energy Holding Inc 364,010
Total Energy Equipment & Services 2,796,260
Entertainment - 0.0% (0.0% of Total Investments)
266,347 Cineworld Warrant –
Media - 0.0% (0.0% of Total Investments)
4,644 Tenerity Inc (10) 4
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
629 California Resources Corp 8,932
Software - 0.0% (0.0% of Total Investments)
37,723 Avaya Holdings Corp 415
Total Warrants (cost $6,752,229) 2,805,611
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
1,383,000 CONVERTIBLE BONDS - 0.2% (0.1% of Total Investments)
X 1,383,000
Media - 0.2% (0.1% of Total Investments)
$ 2,000 DISH Network Corp 3.375% 8/15/26 B2 $ 1,383,000
$ 2,000 Total Convertible Bonds (cost $2,073,498) 1,383,000
Shares Description (1) Coupon Ratings (4) Value
X 8,594 CONVERTIBLE PREFERRED SECURITIES - 0.0% (0.0% of Total Investments)
X 8,594
Communications Equipment - 0.0% (0.0% of Total Investments)
34,377 Riverbed technology inc 0.000% N/R $ 8,594
Total Convertible Preferred Securities (cost $784,092) 8,594
Total Long-Term Investments (cost $1,425,984,694) 1,299,897,246
Borrowings - (29.7)% (12),(13) (234,000,000)
Reverse Repurchase Agreements, including accrued interest - (18.1)%(14) (142,574,906)
Taxable Fund Preferred Shares, net of deferred offering costs - (17.7)%(15) (139,308,597)
Other Assets Less Liabilities -  0.6% 3,957,078
Net Assets Applicable to Common Shares - 100% $ 787,970,821

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JQC
financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,080,144,627 $ – $ 1,080,144,627
Corporate Bonds – 200,105,361 – 200,105,361
Common Stocks 554,882 14,853,858 41,313 15,450,053
Warrants 8,932 2,796,675 4 2,805,611
Convertible Bonds – 1,383,000 – 1,383,000
Convertible Preferred Securities – 8,594 – 8,594
Total
$ 563,814 $ 1,299,292,115 $ 41,317 $ 1,299,897,246
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) Principal Amount (000) rounds to less than $1,000.
(8) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions and/
or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $162,580,723 have been pledged as collateral for reverse repurchase agreements.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) For fair value measurement disclosure purposes, investment classified as Level 3.
(11) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(12) Borrowings as a percentage of Total Investments is 18.0%.
(13) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 11.0%.
(15) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate

N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD Purchased on a when-issued or delayed delivery basis.